Other current liabilities Narrative (Detail) - Other current liabilities narrative [member] - EUR (€) € in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Other current liabilities narrative [line items]
Contingent Consideration from Business Combinations Classified as Current	€ 0	€ 450	€ 257
Written put option payable Rapidfit current	875	€ 845	€ 0
Various Accruals	1,110
Interest Rate Swaps	€ 478